Other Liabilities (Components Of Other Accrued Liabilities (Current)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Abstract]
Payrolls and commissions	$ 120.9	$ 143.1
Accrued vacations	70.4	75.0
Taxes other than income taxes	49.8	59.2
Income taxes	28.8	53.9
Postretirement	28.7	28.8
Accrued interest	14.6	30.9
Other	112.3	128.0
Total other accrued liabilities	$ 425.5	$ 518.9